NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Accumulated losses	$ 89,074		$ 89,074		$ 83,456
Net loss	$ 3,533	$ 2,588	$ 7,103	$ 13,853
Advanced Automotive Innovations Inc. [member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidary			80.00%
Cust2Mate Ltd [member]
Disclosure of subsidiaries [line items]
Ownership percentage			76.78%